CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 27,759			$ 497,412
Prepaid assets	138,412			337,812
Total Current Assets	166,171			835,224
Prepaid assets - non-current				34,619
Deferred offering costs								$ 81,000
Investments held in Trust Account	277,156,370			276,079,687
Total Assets	277,322,541			276,949,530				81,000
Current liabilities:
Accounts payable and accrued expenses	943,789			634,585				21,000
Franchise tax payable	150,000			200,000				0
Income tax payable	254,238
Promissory note - related party								38,588
Total current liabilities	1,348,027			834,585				59,588
Warrant liabilities	961,413			7,384,800
Deferred underwriters' discount	9,660,000			9,660,000
Total liabilities	11,969,440			17,879,385				59,588
Commitments and Contingencies
Class A common stock subject to possible redemption, 27,600,000 shares as of September 30, 2022 and December 31, 2021, at redemption value of $10.03 and $10.00, respectively	276,904,815			276,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	32,000			32,000				24,310
Accumulated deficit	(11,584,404)			(16,962,545)				(3,588)
Total stockholders' deficit	(11,551,714)	$ (12,369,045)	$ (14,156,462)	(16,929,855)	$ (17,177,729)	$ (22,836,671)	$ (18,843,477)	21,412
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	277,322,541			276,949,530				81,000
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption, 27,600,000 shares as of September 30, 2022 and December 31, 2021, at redemption value of $10.03 and $10.00, respectively				276,000,000
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 690			$ 690				$ 690